Fees Summary	Jan. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,750,072
Previously Paid Amount	0
Total Fee Amount	1,346.49
Total Offset Amount	0
Net Fee	$ 1,346.49